13. Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
13. Related Party Transactions

During 2011, the Company entered into three notes payable agreements totaling $70,000 with a related party by common directors (see Note. 7 Notes Payable). During the year ended December 31, 2012 and 2011, the Company recorded interest expense of $2,800 and $1,489 respectively, related to the Notes Payable, all of which was included in accrued interest at December 31, 2012. As of December 31, 2012, the lender is no longer a related party.

Included in Notes Payable at December 31, 2012 and in accrued liabilities in 2011, is $24,000 which is owed pursuant to a property option agreement. On June 14, 2010 the Company entered into a Property Option Agreement with an unrelated party. On December 13, 2010, the transaction became related due to the appointment of a common Director to the Company and in August 2012, the accrued liability was converted to a note payable for $24,000 to refund the deposits paid. As of November 7, 2012, the Option holder is no longer a related party due to the resignation of directorship with the Company. Oil and Gas property interests. During 2012, $363 of interest expense was accrued related to this note and is included in the balance of $4,721 of accrued interest.

The Company believes that the transactions referenced above were on terms at least as favorable to the Company as the Company could have obtained from unaffiliated parties.